American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
October 31, 2021

One Choice 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.3%
Focused Dynamic Growth Fund G Class	11,188	733,159
NT Equity Growth Fund G Class	54,434	751,728
NT Focused Large Cap Value Fund G Class	135,404	1,818,480
NT Growth Fund G Class	42,631	1,101,170
NT Heritage Fund G Class	51,985	944,055
NT Mid Cap Value Fund G Class	75,543	1,147,499
Small Cap Growth Fund G Class	7,930	234,175
Small Cap Value Fund G Class	20,248	234,070
Sustainable Equity Fund G Class	28,741	1,395,078
		8,359,414
International Equity Funds — 25.7%
Non-U.S. Intrinsic Value Fund G Class	53,568	564,071
NT Emerging Markets Fund G Class	57,984	858,169
NT Global Real Estate Fund G Class	26,102	356,027
NT International Growth Fund G Class	62,248	984,137
NT International Small-Mid Cap Fund G Class	22,614	369,966
NT International Value Fund G Class	46,133	489,470
		3,621,840
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	16,025	210,894
NT Diversified Bond Fund G Class	94,152	1,057,327
NT High Income Fund G Class	26,533	265,068
		1,533,289
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	15,215	159,298
Global Bond Fund G Class	40,329	422,652
		581,950
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,193,303)		14,096,493
OTHER ASSETS AND LIABILITIES†		13
TOTAL NET ASSETS — 100.0%		$14,096,506

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$472	$249	$24	$36	$733	11	$(1)	—
NT Equity Growth Fund	490	248	15	29	752	54	—	$2
NT Focused Large Cap Value Fund	1,194	643	37	18	1,818	135	(2)	8
NT Growth Fund	710	349	25	67	1,101	43	—	—
NT Heritage Fund	614	324	30	36	944	52	—	—
NT Mid Cap Value Fund	753	397	23	21	1,148	76	—	5
Small Cap Growth Fund	154	77	9	12	234	8	—	—
Small Cap Value Fund	155	80	5	4	234	20	—	1
Sustainable Equity Fund	907	437	28	79	1,395	29	—	—
Non-U.S. Intrinsic Value Fund	369	189	6	12	564	54	—	—
NT Emerging Markets Fund	564	309	14	(1)	858	58	(3)	—
NT Global Real Estate Fund	235	115	6	12	356	26	—	—
NT International Growth Fund	649	320	13	28	984	62	—	—
NT International Small-Mid Cap Fund	244	115	6	17	370	23	—	—
NT International Value Fund	322	172	3	(1)	490	46	—	—
Inflation-Adjusted Bond Fund	138	77	5	1	211	16	—	—
NT Diversified Bond Fund	693	396	22	(10)	1,057	94	—	4
NT High Income Fund	174	99	6	(2)	265	27	—	3
Emerging Markets Debt Fund	105	60	4	(2)	159	15	—	1
Global Bond Fund	277	161	9	(6)	423	40	—	2
	$9,219	$4,817	$290	$350	$14,096	889	$(6)	$26
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.